Debt - Credit Risk Related Contingent Features - Additional Information (Details) - Interest Rate Swaps $ in Millions	Dec. 31, 2025 USD ($)
Credit facilities
Derivative liabilities	$ 10.8
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities